SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Warehouse fixtures [Member]
Significant Accounting Policies [Line Items]
Useful lives	2 years
Warehouse equipment [Member]
Significant Accounting Policies [Line Items]
Useful lives	5 years
Furniture and fixtures [Member]
Significant Accounting Policies [Line Items]
Useful lives	5 years
Computer hardware [Member]
Significant Accounting Policies [Line Items]
Useful lives	3 years